Debt (Tables)	9 Months Ended	12 Months Ended
	Oct. 27, 2012	Jan. 28, 2012
Debt
Schedule of outstanding debt

	October 27, 2012	January 28, 2012	October 29, 2011	Interest Rate
	(in millions)

Senior secured term loan	$1,787	$1,996	$1,996	Variable
Senior notes	1,008	795	795	7.750%
Senior subordinated notes	393	393	393	11.375%
Subordinated discount notes	180	306	327	13.000%
Asset-based revolving credit facility	—	—	—	Variable

Total debt	3,368	3,490	3,511

Less current portion	180	127	135

Long-term debt	$3,188	$3,363	$3,376

	Interest Rate	Fiscal 2011	Fiscal 2010
		(In millions)
Senior secured term loan	Variable	$1,996	$2,046
Senior notes	7.750%	795	794
Senior subordinated notes	11.375%	393	400
Subordinated discount notes	13.000%	306	427
Asset-based revolving credit facility	Variable	—	—
Other	5.970%	—	1
Total debt		3,490	3,668
Less current portion		127	1
Long-term debt		$3,363	$3,667